Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 29, 2024	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Issuance of fair value shares (in Shares)									190,860
Fair value reduction amount	$ 3,100,000
Subscription receivable										$ 3,200,000
Issuance of common stock	$ 752,147									7,850,000
Other expense			$ 800,000					$ 800,000		800,000
Subscription receivable discount										100,000
Derivative warrant										$ 2,800,000
Diluted net income (loss) per share (in Dollars per share)		$ (0.3)	$ (4.41)	$ 5.01	$ (20.48)	$ (0.53)	$ (1.12)		$ (10.39)	$ (15.8)
Previously Reported [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Diluted net income (loss) per share (in Dollars per share)		$ 3.04	$ (3.34)	$ 11.45	$ (19.03)	$ 1.33	$ 0.6			$ (13.01)
Additional Paid-in Capital [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Change in fair value of derivative liabilities			$ 2,300,000	$ 100,000						$ 5,700,000
Issuance of common stock										$ 2,500,000